UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: October 31
Date of reporting period: April 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT	Legg Mason Partners Capital Preservation Fund
          APRIL 30, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners
Capital Preservation Fund

   Semi-Annual Report • April 30, 2007
What’s
Inside

Fund at a Glance	1

Fund Expenses	2

Schedule of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	15

Additional Shareholder Information	26

Note: In February 2007, the Fund’s Board approved the liquidation of the Fund, and such liquidation occurred on May 17, 2007.

Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Actual Total	Beginning	Ending	Annualized	Expenses
	Return Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio(3)	the Period(4)

Class A	2.23%	$1,000.00	$1,022.30	1.89%	$9.48

Class B	1.66	1,000.00	1,016.60	2.61	13.05

Class C	1.74	1,000.00	1,017.40	2.64	13.21

(1)	For the six months ended April 30, 2007.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
2     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio(2)	the Period(3)

Class A	5.00%	$1,000.00	$1,015.42	1.89%	$9.44

Class B	5.00	1,000.00	1,011.85	2.61	13.02

Class C	5.00	1,000.00	1,011.70	2.64	13.17

(1)	For the six months ended April 30, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      3

Schedule of Investments (April 30, 2007) (unaudited)
LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATION — 81.0%
U.S. Government Obligations — 81.0%
$163,726,000	U.S. Treasury STRIPS, zero coupon bond to yield 3.805% due 5/15/07 (a) (Cost — $163,489,601)	$163,410,172

Shares

COMMON STOCKS — 13.3%
CONSUMER DISCRETIONARY — 1.7%
Hotels, Restaurants & Leisure — 0.1%
4,654	McDonald’s Corp.	224,695

Internet & Catalog Retail — 0.5%
15,240	Amazon.com Inc.*	934,669
3,778	IAC/ InterActiveCorp.*	144,018

	Total Internet & Catalog Retail	1,078,687

Media — 0.9%
6,797	Comcast Corp., Special Class A Shares*	179,441
3,625	Gannett Co. Inc.	206,843
28,637	Time Warner Inc.	590,781
2,769	Viacom Inc., Class B Shares*	114,221
19,816	Walt Disney Co.	693,164

	Total Media	1,784,450

Specialty Retail — 0.2%
8,351	Home Depot Inc.	316,252

	TOTAL CONSUMER DISCRETIONARY	3,404,084

CONSUMER STAPLES — 1.4%
Beverages — 0.3%
8,257	Coca-Cola Co.	430,933
4,063	PepsiCo Inc.	268,524

	Total Beverages	699,457

Food & Staples Retailing — 0.3%
9,604	Wal-Mart Stores Inc.	460,224
3,236	Walgreen Co.	142,060

	Total Food & Staples Retailing	602,284

Food Products — 0.4%
2,837	General Mills Inc.	169,937
3,668	Hershey Co.	201,593
4,145	Kraft Foods Inc., Class A Shares	138,733
5,834	Wm. Wrigley Jr. Co.	343,506

	Total Food Products	853,769

See Notes to Financial Statements.
4     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Shares	Security	Value

Household Products — 0.4%
3,273	Kimberly-Clark Corp.	$232,939
8,155	Procter & Gamble Co.	524,448

	Total Household Products	757,387

	TOTAL CONSUMER STAPLES	2,912,897

ENERGY — 1.4%
Energy Equipment & Services — 0.2%
857	Nabors Industries Ltd.*	27,527
3,843	Schlumberger Ltd.	283,728

	Total Energy Equipment & Services	311,255

Oil, Gas & Consumable Fuels — 1.2%
1,661	Canadian Natural Resources Ltd.	99,012
5,662	Chevron Corp.	440,447
3,323	ConocoPhillips	230,450
21,089	EnCana Corp.	1,106,118
3,848	Exxon Mobil Corp.	305,455
9,362	Spectra Energy Corp.	244,348

	Total Oil, Gas & Consumable Fuels	2,425,830

	TOTAL ENERGY	2,737,085

FINANCIALS — 2.8%
Capital Markets — 0.7%
8,775	Merrill Lynch & Co. Inc.	791,768
7,137	Morgan Stanley	599,580

	Total Capital Markets	1,391,348

Commercial Banks — 0.1%
5,160	Wells Fargo & Co.	185,192

Consumer Finance — 0.4%
12,695	American Express Co.	770,206

Diversified Financial Services — 0.1%
4,074	Bank of America Corp.	207,367

Insurance — 1.2%
7,445	American International Group Inc.	520,480
11	Berkshire Hathaway Inc., Class A Shares*	1,201,200
3,282	Chubb Corp.	176,670
2,298	Marsh & McLennan Cos. Inc.	72,985
10,094	Travelers Cos. Inc.	546,085

	Total Insurance	2,517,420

Real Estate Management & Development — 0.3%
9,550	Forest City Enterprises Inc., Class A Shares	638,035

	TOTAL FINANCIALS	5,709,568

See Notes to Financial Statements.
Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      5

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Shares	Security	Value

HEALTH CARE — 1.7%
Biotechnology — 1.0%
8,494	Amgen Inc.*	$544,805
8,556	Biogen Idec Inc.*	403,929
11,678	Genentech Inc.*	934,123

	Total Biotechnology	1,882,857

Health Care Equipment & Supplies — 0.1%
4,746	Medtronic Inc.	251,206

Pharmaceuticals — 0.6%
1,107	Eli Lilly & Co.	65,457
5,605	Johnson & Johnson	359,953
24,554	Pfizer Inc.	649,699
3,360	Wyeth	186,480

	Total Pharmaceuticals	1,261,589

	TOTAL HEALTH CARE	3,395,652

INDUSTRIALS — 1.3%
Aerospace & Defense — 0.1%
3,422	United Technologies Corp.	229,719

Air Freight & Logistics — 0.2%
4,689	United Parcel Service Inc., Class B Shares	330,246

Commercial Services & Supplies — 0.2%
8,820	Waste Management Inc.	329,956

Industrial Conglomerates — 0.6%
5,039	3M Co.	417,078
18,245	General Electric Co.	672,511
5,511	Tyco International Ltd.	179,824

	Total Industrial Conglomerates	1,269,413

Road & Rail — 0.2%
5,696	Florida East Coast Industries Inc.	401,625

	TOTAL INDUSTRIALS	2,560,959

INFORMATION TECHNOLOGY — 2.2%
Communications Equipment — 0.7%
17,112	Cisco Systems Inc.*	457,575
14,303	Juniper Networks Inc.*	319,815
22,765	Motorola Inc.	394,518
5,073	QUALCOMM Inc.	222,197

	Total Communications Equipment	1,394,105

Computers & Peripherals — 0.1%
2,474	International Business Machines Corp.	252,867

See Notes to Financial Statements.
6     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Shares	Security	Value

Internet Software & Services — 0.4%
4,082	Akamai Technologies Inc.*	$179,935
5,703	eBay Inc.*	193,560
14,564	Yahoo! Inc.*	408,374

	Total Internet Software & Services	781,869

IT Services — 0.1%
3,435	Automatic Data Processing Inc.	153,750

Semiconductors & Semiconductor Equipment — 0.4%
17,072	Intel Corp.	367,048
15,548	Texas Instruments Inc.	534,385

	Total Semiconductors & Semiconductor Equipment	901,433

Software — 0.5%
859	Broadridge Financial Solutions Inc.*	17,215
6,015	Electronic Arts Inc.*	303,216
18,401	Microsoft Corp.	550,926
6,216	Red Hat Inc.*	131,406

	Total Software	1,002,763

	TOTAL INFORMATION TECHNOLOGY	4,486,787

MATERIALS — 0.2%
Chemicals — 0.2%
5,699	E.I. du Pont de Nemours & Co.	280,220
2,906	PPG Industries Inc.	213,823

	TOTAL MATERIALS	494,043

TELECOMMUNICATION SERVICES — 0.3%
Diversified Telecommunication Services — 0.3%
6,599	AT&T Inc.	255,513
6,422	Verizon Communications Inc.	245,192

	TOTAL TELECOMMUNICATION SERVICES	500,705

UTILITIES — 0.3%
Electric Utilities — 0.3%
24,256	Duke Energy Corp.	497,733
2,481	FPL Group Inc.	159,702

	TOTAL UTILITIES	657,435

	TOTAL COMMON STOCKS (Cost — $22,905,775)	26,859,215

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $186,395,376)	190,269,387

See Notes to Financial Statements.
Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      7

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 6.3%
U.S. Government & Agency Obligation — 0.1%
$245,000	U.S. Treasury Bills, 0.000% due 6/14/07 (b)(c)
	(Cost — $243,534)	$243,595

Repurchase Agreement — 6.2%
12,462,000	State Street Bank & Trust Co., dated 4/30/07, 4.670% due 5/1/07; Proceeds at maturity — $12,463,617; (Fully collateralized by U.S. Treasury Bond, 7.25% due 8/15/22; Market value — $12,711,343) (Cost — $12,462,000)	12,462,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $12,705,534)	12,705,595

	TOTAL INVESTMENTS — 100.6% (Cost — $199,100,910#)	202,974,982
	Liabilities in Excess of Other Assets — (0.6)%	(1,252,996)

	TOTAL NET ASSETS — 100.0%	$201,721,986

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.
8     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $199,100,910)	$202,974,982
Cash	1,619
Dividends and interest receivable	14,087

Total Assets	202,990,688

LIABILITIES:
Payable for Fund shares repurchased	794,550
Distribution fees payable	156,029
Investment management fee payable	129,660
Guarantee fee payable	129,660
Payable to broker — variation margin on open futures contracts	54,400
Trustees’ fees payable	1,071
Accrued expenses	3,332

Total Liabilities	1,268,702

Total Net Assets	201,721,986

NET ASSETS:
Par value (Note 7)	$181
Paid-in capital in excess of par value	216,889,095
Undistributed net investment income	442,676
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(19,556,192)
Net unrealized appreciation on investments and futures contracts	3,946,226

Total Net Assets	$201,721,986

Shares Outstanding:
Class A	2,330,703

Class B	14,301,590

Class C	1,489,403

Net Asset Value:
Class A (and redemption price)	$11.18

Class B*	$11.12

Class C*	$11.14

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.00%)	$11.77

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% (sliding scale) and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.
Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      9

Statement of Operations (For the six months ended April 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$3,964,469
Dividends	193,679
Less: Foreign taxes withheld	(912)

Total Investment Income	4,157,236

EXPENSES:
Distribution fees (Notes 2 and 4)	1,025,983
Investment management fee (Note 2)	853,218
Guarantee fee (Note 6)	853,218
Transfer agent fees (Note 4)	57,597
Restructuring fees (Note 12)	23,192
Audit and tax	15,700
Legal fees	13,887
Trustees’ fees	9,134
Shareholder reports (Note 4)	2,165
Custody and fund accounting fees	615
Miscellaneous expenses	37,439

Total Expenses	2,892,148

Net Investment Income	1,265,088

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	510,426
Futures contracts	96,513
Foreign currency transactions	1

Net Realized Gain	606,940

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	2,068,758
Futures contracts	(33,354)

Change in Net Unrealized Appreciation/ Depreciation	2,035,404

Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	2,642,344

Increase in Net Assets From Operations	$3,907,432

See Notes to Financial Statements.
10     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited)
and the year ended October 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$1,265,088	$3,718,719
Net realized gain	606,940	4,039,975
Change in net unrealized appreciation/depreciation	2,035,404	(1,312,340)

Increase in Net Assets From Operations	3,907,432	6,446,354

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(3,100,046)	(6,300,019)

Decrease in Net Assets From Distributions to Shareholders	(3,100,046)	(6,300,019)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	184,227	293,087
Reinvestment of distributions	2,890,702	5,929,173
Cost of shares repurchased	(52,368,242)	(121,165,915)

Decrease in Net Assets From Fund Share Transactions	(49,293,313)	(114,943,655)

Decrease in Net Assets	(48,485,927)	(114,797,320)
NET ASSETS:
Beginning of period	250,207,913	365,005,233

End of period*	$201,721,986	$250,207,913

* Includes undistributed net investment income of:	$442,676	$2,277,634

See Notes to Financial Statements.
Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      11

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006	2005	2004	2003	2002(3)

Net Asset Value, Beginning of Period	$11.15		$11.11	$11.35	$11.50	$11.38	$11.40

Income (Loss) From Operations:
Net investment income	0.10		0.21	0.24	0.21	0.22	0.10
Net realized and unrealized gain (loss)	0.15		0.11	(0.25)	(0.12)	0.04	(0.11)

Total Income (Loss) From Operations	0.25		0.32	(0.01)	0.09	0.26	(0.01)

Less Distributions From:
Net investment income	(0.22)		(0.28)	(0.23)	(0.24)	(0.14)	(0.01)

Total Distributions	(0.22)		(0.28)	(0.23)	(0.24)	(0.14)	(0.01)

Net Asset Value, End of Period	$11.18		$11.15	$11.11	$11.35	$11.50	$11.38

Total Return(4)	2.23%		2.90%	(0.11)%	0.82%	2.34%	(0.09)%

Net Assets, End of Period (000s)	$26,052		$32,537	$47,344	$64,546	$84,831	$116,466

Ratios to Average Net Assets:
Gross expenses	1.91	%(5)(6)	1.91%	1.87%	1.89%	1.93%	1.97	%(5)
Net expenses(7)	1.91	(5)(6)	1.87 (8)	1.69 (8)	1.88 (8)	1.93	1.82	(5)(8)
Net investment income	1.79	(5)	1.87	2.12	1.83	1.94	1.59	(5)

Portfolio Turnover Rate	2%		3%	4%	2%	13%	47%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2007 (unaudited).

(3)	For the period April 3, 2002 (inception date) to October 31, 2002.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.89% (Note 12).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.95%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
12     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006	2005	2004	2003	2002(3)

Net Asset Value, Beginning of Period	$11.07		$11.03	$11.27	$11.41	$11.34	$11.40

Income (Loss) From Operations:
Net investment income	0.06		0.13	0.15	0.12	0.14	0.06
Net realized and unrealized gain (loss)	0.12		0.10	(0.25)	(0.10)	0.03	(0.11)

Total Income (Loss) From Operations	0.18		0.23	(0.10)	0.02	0.17	(0.05)

Less Distributions From:
Net investment income	(0.13)		(0.19)	(0.14)	(0.16)	(0.10)	(0.01)

Total Distributions	(0.13)		(0.19)	(0.14)	(0.16)	(0.10)	(0.01)

Net Asset Value, End of Period	$11.12		$11.07	$11.03	$11.27	$11.41	$11.34

Total Return(4)	1.66%		2.11%	(0.87)%	0.15%	1.52%	(0.48)%

Net Assets, End of Period (000s)	$159,072		$197,083	$283,044	$403,316	$524,947	$605,061

Ratios to Average Net Assets:
Gross expenses	2.63	%(5)(6)	2.66%	2.62%	2.64%	2.68%	2.66	%(5)
Net expenses(7)	2.63	(5)(6)	2.60 (8)	2.45 (8)	2.63 (8)	2.68	2.52	(5)(8)
Net investment income	1.01	(5)	1.14	1.37	1.08	1.19	0.87	(5)

Portfolio Turnover Rate	2%		3%	4%	2%	13%	47%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2007 (unaudited).

(3)	For the period April 3, 2002 (inception date) to October 31, 2002.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.61% (Note 12).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 2.70%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      13

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006	2005	2004	2003	2002(3)

Net Asset Value, Beginning of Period	$11.08		$11.03	$11.27	$11.42	$11.34	$11.40

Income (Loss) From Operations:
Net investment income	0.06		0.13	0.15	0.12	0.14	0.06
Net realized and unrealized gain (loss)	0.13		0.11	(0.25)	(0.11)	0.04	(0.11)

Total Income (Loss) From Operations	0.19		0.24	(0.10)	0.01	0.18	(0.05)

Less Distributions From:
Net investment income	(0.13)		(0.19)	(0.14)	(0.16)	(0.10)	(0.01)

Total Distributions	(0.13)		(0.19)	(0.14)	(0.16)	(0.10)	(0.01)

Net Asset Value, End of Period	$11.14		$11.08	$11.03	$11.27	$11.42	$11.34

Total Return(4)	1.74%		2.19%	(0.87)%	0.06%	1.60%	(0.48)%

Net Assets, End of Period (000s)	$16,598		$20,588	$34,617	$58,337	$100,359	$150,586

Ratios to Average Net Assets:
Gross expenses	2.66	%(5)(6)	2.65%	2.62%	2.64%	2.68%	2.66	%(5)
Net expenses(7)	2.66	(5)(6)	2.58 (8)	2.46 (8)	2.63 (8)	2.68	2.52	(5)(8)
Net investment income	1.04	(5)	1.16	1.36	1.07	1.19	0.87	(5)

Portfolio Turnover Rate	2%		3%	4%	2%	13%	47%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2007 (unaudited).

(3)	For the period April 3, 2002 (inception date) to October 31, 2002.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.64% (Note 12).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.70%.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
14     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Capital Preservation Fund (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Trust II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   (c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
   The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of

Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      15

Notes to Financial Statements (unaudited) (continued)
the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
   (d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
   (e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (f) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
   (g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

16     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
   Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
   (h) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (i) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
   (j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
   (k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) and Batterymarch Financial Management, Inc. (“Batterymarch”) are the Fund’s subadvisers. LMPFA, ClearBridge and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      17

Notes to Financial Statements (unaudited) (continued)
   Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
   LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund, except for the management of cash and short-term investments. For its services, LMPFA pays the subadvisers 70% of the net management fee it receives from the Fund. This fee will be divided between the subadvisers, on a pro rata basis, based on the assets allocated to each subadviser, from time to time.
   During the six months ended April 30, 2007, the Fund’s Class A, B and C shares had expense limitations in place of 1.95%, 2.70% and 2.70%, respectively.
   Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.
   There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
   For the six months ended April 30, 2007, CDSCs paid to LMIS and its affiliates on Class B shares were approximately $184,000.
   On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. Each fund overseen by the Previous Board (including the Fund) paid it’s pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment was $6,878. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

18     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments
During the six months ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

		U.S. Government &
	Investments	Agency Obligations

Purchases	$3,586,180	—

Sales	4,704,690	$62,178,878

   At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,271,136
Gross unrealized depreciation	(397,064)

Net unrealized appreciation	$3,874,072

   At April 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S&P 500 Index	16	6/07	$5,881,446	$5,953,600	$72,154

4.	Class Specific Expenses
The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.
   For the six months ended April 30, 2007, class specific expenses were as follows:

	Distribution	Transfer	Shareholder
	Fees	Agent Fees	Reports Expenses

Class A	$37,214	$13,202	$238
Class B	895,218	41,582	1,742
Class C	93,551	2,813	185

Total	$1,025,983	$57,597	$2,165

Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      19

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006

Net Investment Income
Class A	$618,932	$1,095,763
Class B	2,244,765	4,654,304
Class C	236,349	549,952

Total	$3,100,046	$6,300,019

6.	The Guarantee
Provided that all distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that on the Guarantee Maturity Date, as described in the prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the close of business on May 31, 2002, less certain expenses. The Fund’s guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (the “Guarantor”) pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund. The Guarantor has earned triple-A ratings, the highest ratings available from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc., and Fitch Ratings, Inc. These ratings are an essential part of the Guarantor’s ability to provide credit enhancement. The Fund will pay to the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. The guarantee fees amounted to $853,218 for the six months ended April 30, 2007. This fee is calculated daily and paid monthly. Please see the prospectus for more information relating to the guarantee arrangement.

7.	Shares of Beneficial Interest
At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

20     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006

	Shares	Amount	Shares	Amount

Class A
Shares sold	16,563	$183,735	26,708	$292,136
Shares issued on reinvestment	53,893	592,821	97,499	1,063,715
Shares repurchased	(657,687)	(7,290,282)	(1,468,131)	(16,137,561)

Net Decrease	(587,231)	$(6,513,726)	(1,343,924)	$(14,781,710)

Class B
Shares sold	—	$391	103	$945
Shares issued on reinvestment	189,516	2,082,791	399,947	4,359,419
Shares repurchased	(3,688,175)	(40,773,743)	(8,270,596)	(90,508,979)

Net Decrease	(3,498,659)	$(38,690,561)	(7,870,546)	$(86,148,615)

Class C
Shares sold	—	$101	—	$6
Shares issued on reinvestment	19,554	215,090	46,425	506,039
Shares repurchased	(389,135)	(4,304,217)	(1,326,903)	(14,519,375)

Net Decrease	(369,581)	$(4,089,026)	(1,280,478)	$(14,013,330)

8.	Capital Loss Carryforward
On October 31, 2006, the Fund had a net capital loss carryforward of approximately $19,909,907, which expires on October 31, 2010. This amount will be available to offset like amounts of any future taxable gains.

9.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then-investment manager of the Fund and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).
   The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (“Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of

Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      21

Notes to Financial Statements (unaudited) (continued)
First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”)

22     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.
* * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      23

Notes to Financial Statements (unaudited) (continued)
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

11.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

12.	Special Shareholder Meeting and Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by each Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

24     Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

13.	Subsequent Event
In February 2007, the Fund’s Board approved the liquidation of the Fund, and such liquidation occurred on May 17, 2007.

Legg Mason Partners Capital Preservation Fund 2007 Semi-Annual Report      25

Additional Shareholder Information (unaudited)
Results of a Special Meeting of Shareholders
On December 11, 2006, a Special Meeting of Shareholders was held to vote on a proposal recently approved by the Fund’s Trustees. The following table provides the number of votes cast for or withheld, as well as the number of abstentions as to the following proposal:
Election of Board Members

		Authority
Nominees	Votes For	Withheld	Abstentions

Elliot J. Berv	32,886,588.292	2,147,311.821	7,160.000
A. Benton Cocanougher	32,889,287.629	2,144,612.484	7,160.000
Jane F. Dasher	32,917,939.277	2,115,960.836	7,160.000
Mark T. Finn	32,908,371.543	2,125,528.570	7,160.000
Rainer Greeven	32,871,503.684	2,162,396.429	7,160.000
Stephen Randolph Gross	32,907,588.522	2,126,311.591	7,160.000
Richard E. Hanson, Jr.	32,891,147.285	2,142,752.828	7,160.000
Diana R. Harrington	32,898,536.697	2,135,363.416	7,160.000
Susan M. Heilbron	32,896,225.841	2,137,674.272	7,160.000
Susan B. Kerley	32,923,369.691	2,110,530.422	7,160.000
Alan G. Merten	32,911,746.495	2,122,153.618	7,160.000
R. Richardson Pettit	32,917,820.307	2,116,079.806	7,160.000
R. Jay Gerken, CFA	32,876,852.102	2,157,048.011	7,160.000

26     Legg Mason Partners Capital Preservation Fund

Legg Mason Partners Capital Preservation Fund

TRUSTEES
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
 Chairman
Rainer Greeven
Stephen Randolph Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISERS
Batterymarch Financial Management, Inc.
ClearBridge Advisors, LLC

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC
PFS Investments Inc.

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive
Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Capital Preservation Fund.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

© 2007 Legg Mason
Investor Services, LLC
Member NASD, SIPC

FD02570 6/07

Legg Mason Partners
Capital Preservation Fund

The Fund is a separate investment fund of the Legg Mason Partners Trust II, a Massachusetts business trust.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. Principal Accountant Fees and Services
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Trust II

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Trust II
Date: July 2, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Trust II
Date: July 2, 2007

By:	/s/ Frances M. Guggino

(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Trust II
Date: July 2, 2007